UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4054

Oppenheimer Rochester AMT - Free New York Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: September 30

Date of reporting period: 6/30/2014

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS    June 30, 2014     Unaudited

Principal Amount		Coupon	Maturity	Value
Municipal Bonds and Notes—106.3%
New York—86.2%
$700,000	Albany County, NY IDA (Albany College of Pharmacy)	5.625%	12/01/2034	$704,683
125,000	Albany County, NY IDA (Wildwood Programs)	5.000	07/01/2026	121,161
200,000	Albany County, NY IDA (Wildwood Programs)	4.900	07/01/2021	200,150
1,000,000	Albany, NY Capital Resource Corp. (College Saint Rose)	5.875	07/01/2041	1,091,840
500,000	Albany, NY Capital Resource Corp. (College Saint Rose)	5.375	07/01/2026	552,225
500,000	Albany, NY Capital Resource Corp. (College Saint Rose)	5.625	07/01/2031	546,965
2,900,000	Albany, NY IDA (Albany Law School)	5.000	07/01/2031	2,989,987
560,000	Albany, NY IDA (Albany Law School)	5.000	07/01/2037	574,022
150,000	Albany, NY IDA (Brighter Choice Charter School)	5.000	04/01/2032	145,018
100,000	Albany, NY IDA (Brighter Choice Charter School)	5.000	04/01/2037	95,291
285,000	Albany, NY IDA (Brighter Choice Charter School)	5.000	04/01/2027	283,384
100,000	Albany, NY IDA (New Covenant Charter School)[1]	7.000	05/01/2025	15,009
505,000	Albany, NY IDA (Sage Colleges)	5.250	04/01/2019	505,106
3,765,000	Albany, NY IDA (Sage Colleges)	5.300	04/01/2029	3,594,784
1,000,000	Albany, NY IDA (St. Peter’s Hospital)	5.500	11/15/2027	1,099,380
1,380,000	Albany, NY IDA, Series B	5.750	11/15/2032	1,518,428
1,365,000	Albany, NY IDA, Series D	5.750	11/15/2027	1,517,743
4,155,000	Amherst, NY IDA (Beechwood Health Care Center)	5.200	01/01/2040	4,057,524
9,005,000	Brookhaven, NY IDA (Dowling College)	6.750	11/01/2032	9,029,944
250,000	Broome County, NY IDA (University Plaza)	5.200	08/01/2036	250,052
350,000	Broome County, NY IDA (University Plaza)	5.200	08/01/2030	350,084
270,000	Buffalo & Erie County, NY Industrial Land Devel. (Buffalo State College Foundation Hsg. Corp.)	5.375	10/01/2041	294,430
130,000	Buffalo & Erie County, NY Industrial Land Devel. (Buffalo State College Foundation Hsg. Corp.)	6.000	10/01/2031	150,700
3,615,000	Buffalo & Erie County, NY Industrial Land Devel. (Medaille College)	5.250	04/01/2035	3,679,492
1,200,000	Buffalo & Erie County, NY Industrial Land Devel. (Medaille College)	5.000	04/01/2022	1,260,192
1,690,000	Build NYC Resource Corp. (Institute for Community Living/Eden II School for Autistic Children Obligated Group)	5.375	07/01/2028	1,617,719
790,000	Build NYC Resource Corp. (Institute for Community Living/Eden II School for Autistic Children Obligated Group)	5.750	07/01/2033	756,575
1,325,000	Build NYC Resource Corp. (Institute for Community Living/Eden II School for Autistic Children Obligated Group)	5.250	07/01/2023	1,289,821
780,000	Build NYC Resource Corp. (Institute for Community Living/Eden II School for Autistic Children Obligated Group)[2]	5.000	07/01/2018	773,456
140,000	Build NYC Resource Corp. (YMCA of Greater New York)	5.000	08/01/2032	150,739
300,000	Bushnell Basin, NY Fire Assoc. (Volunteer Fire Dept.)	5.750	11/01/2030	302,718

1 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
New York (Continued)
$45,000	Canandaigua & Bristol, NY GO	5.000%	12/15/2037	$46,697
50,000	Canandaigua & Bristol, NY GO	5.000	12/15/2038	51,869
40,000	Canandaigua & Bristol, NY GO	5.000	12/15/2035	41,587
45,000	Canandaigua & Bristol, NY GO	5.000	12/15/2036	46,726
55,000	Canandaigua & Bristol, NY GO	5.000	12/15/2041	56,948
60,000	Canandaigua & Bristol, NY GO	5.000	12/15/2042	62,105
50,000	Canandaigua & Bristol, NY GO	5.000	12/15/2039	51,836
55,000	Canandaigua & Bristol, NY GO	5.000	12/15/2040	56,984
30,000	Canandaigua & Bristol, NY GO	5.000	12/15/2029	31,399
30,000	Canandaigua & Bristol, NY GO	5.000	12/15/2030	31,349
25,000	Canandaigua & Bristol, NY GO	5.000	12/15/2027	26,208
30,000	Canandaigua & Bristol, NY GO	5.000	12/15/2028	31,429
35,000	Canandaigua & Bristol, NY GO	5.000	12/15/2033	36,458
40,000	Canandaigua & Bristol, NY GO	5.000	12/15/2034	41,666
35,000	Canandaigua & Bristol, NY GO	5.000	12/15/2031	36,516
35,000	Canandaigua & Bristol, NY GO	5.000	12/15/2032	36,481
100,000	Cattaraugus County, NY Capital Resource Corp. (St. Bonaventure University)	5.000	05/01/2034	105,192
100,000	Cattaraugus County, NY Capital Resource Corp. (St. Bonaventure University)	5.000	05/01/2039	103,812
200,000	Cattaraugus County, NY IDA (St. Bonaventure University)	5.000	05/01/2023	208,180
520,000	Cattaraugus County, NY IDA (St. Bonaventure University)	5.100	05/01/2031	535,116
75,000	Chautauqua County, NY Tobacco Asset Securitization Corp.	6.750	07/01/2040	74,988
140,000	Coeymans, NY Fire District	5.000	10/15/2026	143,171
135,000	Coeymans, NY Fire District	5.000	10/15/2025	138,164
130,000	Coeymans, NY Fire District	5.000	10/15/2024	133,191
840,000	Colonie, NY GO	6.000	04/01/2033	958,264
1,040,000	Colonie, NY GO	6.000	04/01/2032	1,186,422
25,000	Deerfield, NY GO	5.600	06/15/2031	25,672
25,000	Deerfield, NY GO	5.600	06/15/2032	25,658
25,000	Deerfield, NY GO	5.600	06/15/2029	25,724
25,000	Deerfield, NY GO	5.600	06/15/2030	25,696
30,000	Deerfield, NY GO	5.600	06/15/2035	30,744
35,000	Deerfield, NY GO	5.600	06/15/2036	35,842
30,000	Deerfield, NY GO	5.600	06/15/2033	30,778
30,000	Deerfield, NY GO	5.600	06/15/2034	30,778
15,000	Deerfield, NY GO	5.500	06/15/2023	15,539
15,000	Deerfield, NY GO	5.500	06/15/2024	15,525
15,000	Deerfield, NY GO	5.500	06/15/2021	15,632
15,000	Deerfield, NY GO	5.500	06/15/2022	15,580
20,000	Deerfield, NY GO	5.600	06/15/2027	20,612
20,000	Deerfield, NY GO	5.600	06/15/2028	20,597
20,000	Deerfield, NY GO	5.500	06/15/2025	20,659
20,000	Deerfield, NY GO	5.600	06/15/2026	20,630
6,135,000	Dutchess County, NY IDA (Bard College)	5.000	08/01/2046	6,086,227
7,750,000	Dutchess County, NY IDA (Elant Fishkill)	5.250	01/01/2037	6,938,962

2 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New York (Continued)
$13,230,000	Dutchess County, NY IDA (Marist College)[2]	0.060%[3]		07/01/2031	$13,230,000
570,000	Dutchess County, NY Local Devel. Corp. (Anderson Center Services)	6.000		10/01/2030	588,650
100,000	Dutchess County, NY Local Devel. Corp. (Health Quest System)	5.750		07/01/2040	110,548
450,000	Dutchess County, NY Local Devel. Corp. (Health Quest System)	5.750		07/01/2030	505,426
250,000	Dutchess County, NY Local Devel. Corp. (Health Quest System)	5.250		07/01/2025	282,007
1,230,000	East Hampton, NY Town Hsg. Authority	6.500		05/01/2034	1,426,886
130,000	East Rochester, NY Hsg. Authority (Woodland Village)	5.500		08/01/2033	126,844
265,000	Erie County, NY IDA (Buffalo City School District)	5.250		05/01/2030	299,410
225,000	Erie County, NY IDA (Buffalo City School District)	5.250		05/01/2031	253,183
135,000	Erie County, NY IDA (Buffalo City School District)	5.250		05/01/2032	151,470
500,000	Erie County, NY IDA (Charter School Applied Tech)	6.875		06/01/2035	512,295
415,000	Erie County, NY IDA (Global Concepts Charter School)	6.250		10/01/2037	435,762
180,000	Erie County, NY IDA (Orchard Park CCRC)	5.000		11/15/2014	182,048
1,485,000	Erie County, NY IDA (Orchard Park CCRC)	5.125		11/15/2016	1,574,382
950,000	Erie County, NY IDA (The Episcopal Church Home)	6.000		02/01/2028	951,130
1,490,000	Erie County, NY IDA (The Episcopal Church Home)	5.875		02/01/2018	1,494,127
29,515,000	Erie County, NY Tobacco Asset Securitization Corp.	5.000		06/01/2045	23,351,383
36,405,000	Erie County, NY Tobacco Asset Securitization Corp.	5.000		06/01/2038	30,050,143
92,000,000	Erie County, NY Tobacco Asset Securitization Corp.	9.607	[4]	06/01/2055	794,880
55,500,000	Erie County, NY Tobacco Asset Securitization Corp.	6.875	[4]	06/01/2050	1,268,730
110,000	Essex County, NY IDA (North Country Community College Foundation)	5.300		06/01/2035	110,822
60,000	Franklin County, NY IDA (North Country Community College Foundation)	5.200		06/01/2025	60,931
815,000	Genesee County, NY IDA (United Memorial Medical Center)	5.000		12/01/2027	815,285
70,000	Hempstead Village, NY GO	5.000		09/15/2025	72,043
70,000	Hempstead Village, NY GO	5.000		09/15/2026	71,840
410,000	Hempstead, NY IDA (Peninsula Counseling Center)	6.500		11/01/2038	390,345
1,000,000	Hempstead, NY Local Devel. Corp. (Molloy College)	5.750		07/01/2039	1,071,850
1,790,000	Herkimer County, NY IDA (Herkimer County College Foundation)	6.250		08/01/2034	1,792,005
5,600,000	Hudson Yards, NY Infrastructure Corp.	5.750		02/15/2047	6,393,128
1,425,000	Islip, NY IDA (Engel Burman at Sayville)	6.500	[3]	11/01/2045	1,453,386
2,335,000	Islip, NY IDA (Engel Burman at Sayville)	6.500	[3]	11/01/2045	2,381,513
3,505,000	Islip, NY IDA (Engel Burman at Sayville)	6.500	[3]	11/01/2045	3,574,820
5,000,000	L.I., NY Power Authority	6.000		05/01/2033	5,819,300
5,000,000	L.I., NY Power Authority, Series A	6.250		04/01/2033	5,831,550

3 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New York (Continued)
$4,850,000	L.I., NY Power Authority, Series A	5.750%		04/01/2039	$5,483,604
3,300,000	L.I., NY Power Authority, Series B	5.000		09/01/2029	3,630,462
415,000	Madison County, NY IDA (Commons II Student Hsg.)	5.000		06/01/2040	421,545
1,450,000	Monroe County, NY IDA (Rochester General Hospital)	5.000		12/01/2032	1,565,652
230,000	Monroe County, NY IDA (Summit at Brighton)	5.375		07/01/2032	167,863
400,000	Monroe County, NY IDA (Summit at Brighton)	5.500		07/01/2027	322,296
150,000	Monroe County, NY Industrial Devel. Corp. (Monroe Community College)	5.000		01/15/2038	158,565
350,000	Monroe County, NY Industrial Devel. Corp. (Monroe Community College)	5.000		01/15/2028	383,491
500,000	Monroe County, NY Industrial Devel. Corp. (Monroe Community College)	5.000		01/15/2029	544,085
75,000	Monroe County, NY Industrial Devel. Corp. (Nazareth College of Rochester)	5.250		10/01/2031	80,286
540,000	Monroe County, NY Industrial Devel. Corp. (Nazareth College of Rochester)	5.500		10/01/2041	581,191
150,000	Monroe County, NY Industrial Devel. Corp. (Nazareth College of Rochester)	5.000		10/01/2026	161,851
285,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)	5.000		06/01/2044	297,799
100,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)	5.000		06/01/2029	109,103
180,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)	5.500		06/01/2034	200,349
150,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)	5.625		06/01/2026	167,304
250,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)	6.000		06/01/2034	277,230
4,475,000	Monroe County, NY Industrial Devel. Corp. (Unity Hospital Rochester)[5]	5.750		08/15/2035	5,363,182
10,000,000	Monroe County, NY Industrial Devel. Corp. (Unity Hospital Rochester)[5]	5.500		08/15/2040	11,492,200
302,900,000	Monroe County, NY Tobacco Asset Securitization Corp. (TASC)	7.701	[4]	06/01/2061	1,181,310
1,000,000	Monroe, NY Newpower Corp	5.625		01/01/2026	1,004,490
4,000,000	Monroe, NY Newpower Corp.	5.500		01/01/2034	4,014,120
500,000	Mount Vernon, NY IDA (Meadowview)	6.200		06/01/2029	500,235
290,000	Nassau County, NY IDA (ALIA-ACDS)	6.125		09/01/2018	293,431
1,695,000	Nassau County, NY IDA (ALIA-AP)	7.000		09/01/2028	1,712,713
160,000	Nassau County, NY IDA (ALIA-HAII)	6.125		09/01/2018	161,893
180,000	Nassau County, NY IDA (Amsterdam at Harborside)	6.500		01/01/2027	103,046
4,330,000	Nassau County, NY IDA (Amsterdam at Harborside)	6.700		01/01/2043	2,478,838
185,000	Nassau County, NY IDA (Hispanic Counseling Center)	6.500		11/01/2037	185,161
2,385,000	Nassau County, NY IDA (Hispanic Counseling Center)	7.625		06/01/2033	2,393,848

4 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New York (Continued)
$70,000	Nassau County, NY IDA (United Veteran’s Beacon House)	6.500%		11/01/2037	$70,101
350,000	Nassau County, NY IDA, Series A-B	6.000		06/01/2021	351,512
2,000,000	Nassau County, NY Local Economic Assistance Corp. (South Nassau Communities Hospital)	5.000		07/01/2031	2,125,960
85,990,000	Nassau County, NY Tobacco Settlement Corp.	6.151	[4]	06/01/2046	2,976,114
26,655,000	Nassau County, NY Tobacco Settlement Corp.	5.125		06/01/2046	20,836,213
60,000,000	Nassau County, NY Tobacco Settlement Corp.	6.763	[4]	06/01/2060	294,000
37,830,000	Nassau County, NY Tobacco Settlement Corp. (TASC)	5.000		06/01/2035	31,088,694
450,000	Niagara County, NY IDA (Niagara Falls Memorial Medical Center)	5.750		06/01/2018	450,738
400,000	Niagara County, NY Tobacco Asset Securitization Corp.	6.250		05/15/2040	399,948
705,000	Niagara County, NY Tobacco Asset Securitization Corp.	6.250		05/15/2034	705,021
70,000	Niagara Falls, NY Public Water Authority	5.500		07/15/2034	71,175
100,000	Niagara, NY Area Devel. Corp. (Niagara University)	5.000		05/01/2035	105,255
150,000	Niagara, NY Area Devel. Corp. (Niagara University)	5.000		05/01/2042	157,373
1,935,000	NY Counties Tobacco Trust I	6.500		06/01/2035	1,934,903
22,635,000	NY Counties Tobacco Trust II (TASC)	5.625		06/01/2035	22,635,679
110,000	NY Counties Tobacco Trust II (TASC)	5.750		06/01/2043	108,847
5,120,000	NY Counties Tobacco Trust III	6.000		06/01/2043	5,120,256
850,000	NY Counties Tobacco Trust IV	5.000		06/01/2038	701,624
3,500,000	NY Counties Tobacco Trust IV (TASC)	6.250		06/01/2041	3,129,490
11,240,000	NY Counties Tobacco Trust IV (TASC)	5.000		06/01/2045	8,593,654
5,905,000	NY Counties Tobacco Trust IV (TASC)	5.000		06/01/2042	4,559,132
334,000,000	NY Counties Tobacco Trust V	7.850	[4]	06/01/2060	1,322,640
84,200,000	NY Counties Tobacco Trust V	6.850	[4]	06/01/2055	957,354
25,000,000	NY Liberty Devel. Corp. (Bank of America Tower)	5.125		01/15/2044	26,750,500
4,910,000	NY Liberty Devel. Corp. (Bank of America Tower)	5.625		01/15/2046	5,409,298
20,000,000	NY Liberty Devel. Corp. (Bank of America Tower)[5]	5.625		01/15/2046	22,033,800
235,000	NY MTA, Series 2008C	6.500		11/15/2028	280,853
1,200,000	NY MTA, Series A	5.250		11/15/2038	1,325,148
4,000,000	NY MTA, Series C	5.000		11/15/2038	4,357,000
1,000,000	NY MTA, Series D	5.000		11/15/2034	1,085,900
5,000,000	NY MTA, Series D	5.000		11/15/2031	5,564,350
6,150,000	NY MTA, Series D	5.000		11/15/2030	6,868,812
350,000	NY MTA, Series D	5.000		11/15/2032	388,482
2,450,000	NY MTA, Series D-1	5.000		11/01/2028	2,773,204
3,000,000	NY MTA, Series E	5.000		11/15/2029	3,371,580
400,000	NY MTA, Series H	5.000		11/15/2033	442,448
1,500,000	NY Seneca Nation Indians Capital Improvements	5.250		12/01/2016	1,593,135
300,000	NY Triborough Bridge & Tunnel Authority	5.000		11/15/2029	343,545
400,000	NY Triborough Bridge & Tunnel Authority	5.000		11/15/2030	456,460
835,000	NY TSASC, Inc. (TFABs)	4.750		06/01/2022	824,137
51,000,000	NY TSASC, Inc. (TFABs)	5.125		06/01/2042	41,736,870

5 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New York (Continued)
$5,500,000	NY TSASC, Inc. (TFABs)	5.000%		06/01/2026	$5,284,840
20,000,000	NY Utility Debt Securitization Authority[5]	5.000		12/15/2041	22,578,000
5,000,000	NYC Capital Resources Corp. (Albee Retail Devel.)	7.250	[3]	11/01/2042	5,003,650
5,000,000	NYC GO	5.000		08/01/2030	5,672,950
750,000	NYC GO	5.000		03/01/2033	834,945
1,400,000	NYC GO	5.000		08/01/2031	1,570,534
15,000,000	NYC GO5	5.375		04/01/2036	17,119,650
11,000,000	NYC GO5	5.125		03/01/2026	12,693,010
20,000,000	NYC GO5	5.625		11/15/2031	23,142,771
865,000	NYC GO	5.000		10/01/2032	962,832
20,000	NYC GO	5.500		11/15/2037	20,083
45,000	NYC GO	6.000		05/15/2022	45,212
1,000,000	NYC GO	5.000		08/01/2030	1,128,170
6,200,000	NYC GO	5.000		08/01/2032	6,851,682
700,000	NYC GO	5.000		08/01/2035	775,838
1,590,000	NYC HDC (Multifamily Hsg.)	5.700		11/01/2046	1,700,807
450,000	NYC HDC (Multifamily Hsg.)	5.500		11/01/2034	480,303
410,000	NYC HDC (Multifamily Hsg.)	5.550		11/01/2039	437,130
5,000	NYC HDC (Multifamily Hsg.), Series E	6.250		05/01/2036	5,008
5,000,000	NYC Health & Hospital Corp. (Health System)	5.000		02/15/2030	5,466,500
60,000	NYC IDA (Assoc. for Metro Area Autistic Children)	4.500		07/01/2021	58,930
960,000	NYC IDA (Center for Elimination of Family Violence)	7.375		11/01/2036	984,931
540,000	NYC IDA (Center for Nursing/Rehabilitation)	5.375		08/01/2027	494,095
385,000	NYC IDA (Center for Nursing/Rehabilitation)	5.375		08/01/2027	352,271
1,990,000	NYC IDA (Chapin School)	5.000		11/01/2038	2,007,970
150,000	NYC IDA (Comprehensive Care Management)	6.000		05/01/2026	158,444
350,000	NYC IDA (Comprehensive Care Management)	6.125		11/01/2035	350,263
725,000	NYC IDA (Family Support Systems)[1]	7.500		11/01/2034	289,797
1,625,000	NYC IDA (Guttmacher Institute)	5.750		12/01/2036	1,596,790
235,000	NYC IDA (Independent Living Assoc.)[2]	6.200		07/01/2020	236,920
420,000	NYC IDA (Manhattan Community Access Corp.)	6.000		12/01/2036	421,928
210,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)	6.375		11/01/2038	214,845
1,020,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)	6.375		11/01/2038	1,043,531
2,300,000	NYC IDA (Montefiore Medical Center Corp.)	5.125		11/01/2035	2,303,036
6,045,000	NYC IDA (Mount St. Vincent)	5.250		06/01/2036	6,048,627
1,375,000	NYC IDA (Polytechnic University)	5.250		11/01/2027	1,547,164
1,500,000	NYC IDA (Polytechnic University)	5.250		11/01/2037	1,666,005
2,070,000	NYC IDA (PSCH)	6.375		07/01/2033	2,070,207
750,000	NYC IDA (Reece School)	7.500		12/01/2037	791,040
15,000	NYC IDA (Special Needs Facilities Pooled Program)[2]	6.650		07/01/2023	15,018
756,500	NYC IDA (Studio School)[1]	7.000		11/01/2038	597,219
5,125,000	NYC IDA (The Child School)	7.550		06/01/2033	5,158,825
3,500,000	NYC IDA (Unicef)	5.300		11/01/2038	3,500,700
4,600,000	NYC IDA (United Jewish Appeal-Federal Jewish Philanthropies)	5.000		07/01/2034	5,095,052

6 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New York (Continued)
$5,500,000	NYC IDA (Urban Resource Institute)	7.375%		11/01/2033	$5,426,850
5,600,000	NYC IDA (Vocational Instruction)[1]	7.750		02/01/2033	3,359,888
1,200,000	NYC IDA (Yankee Stadium)	1.804		03/01/2022	1,113,816
2,525,000	NYC IDA (Yankee Stadium)	7.000		03/01/2049	3,056,513
2,700,000	NYC IDA (Yeled Yalda Early Childhood)	5.725		11/01/2037	2,667,249
5,000,000	NYC Municipal Water Finance Authority	5.500		06/15/2043	5,779,500
40,000,000	NYC Municipal Water Finance Authority	5.500		06/15/2040	45,411,600
20,000,000	NYC Municipal Water Finance Authority[5]	5.000		06/15/2037	20,710,986
5,500,000	NYC Transitional Finance Authority	5.000		02/01/2035	6,118,750
20,000,000	NYC Transitional Finance Authority[5]	5.000		01/15/2034	22,048,400
300,000	NYC Transitional Finance Authority (Building Aid)	5.500		01/15/2039	342,108
5,000,000	NYC Transitional Finance Authority (Building Aid)	5.000		07/15/2032	5,624,200
5,500,000	NYC Transitional Finance Authority (Building Aid)	5.250		07/15/2037	6,203,890
1,000,000	NYC Trust for Cultural Resources (Wildlife Conservation Society)	5.000		08/01/2033	1,124,550
70,000	NYS DA (Brooklyn Law School)	5.000		07/01/2030	75,574
150,000	NYS DA (Brooklyn Law School)	5.000		07/01/2027	164,382
70,000	NYS DA (Brooklyn Law School)	5.000		07/01/2029	75,875
150,000	NYS DA (Brooklyn Law School)	5.000		07/01/2028	163,673
180,000	NYS DA (Carmel Richmond Nursing Home)	5.000		07/01/2018	180,387
300,000	NYS DA (Catholic Health System)	4.750		07/01/2039	308,445
1,250,000	NYS DA (Catholic Health System)	4.750		07/01/2039	1,285,188
125,000	NYS DA (Catholic Health System)	5.000		07/01/2032	131,044
50,000	NYS DA (Culinary Institute of America)	5.000		07/01/2034	52,366
3,765,000	NYS DA (FIT/FIT Student Hsg. Corp. Obligated Group)	5.250		07/01/2028	4,320,413
6,425,000	NYS DA (FIT/FIT Student Hsg. Corp. Obligated Group)	5.250		07/01/2027	7,370,439
100,000	NYS DA (Fordham University)	5.000		07/01/2030	113,154
750,000	NYS DA (Highland Hospital of Rochester)	5.200		07/01/2032	807,638
750,000	NYS DA (Highland Hospital of Rochester)	5.000		07/01/2026	834,240
830,000	NYS DA (Interagency Council Pooled Loan Program)	7.000		07/01/2031	855,398
490,000	NYS DA (Interagency Council Pooled Loan Program)[2]	7.000		07/01/2021	513,976
760,000	NYS DA (Interagency Council)[2]	7.000		07/01/2035	955,822
250,000	NYS DA (Iona College)	5.000		07/01/2032	265,308
3,200,000	NYS DA (L.I. University)	5.000		09/01/2025	3,531,168
2,000,000	NYS DA (LIJMC/NSUH/NSUHGC Obligated Group)	5.500		05/01/2037	2,167,180
365,000	NYS DA (Manhattan College)	5.300		07/01/2037	373,578
20,000,000	NYS DA (Mental Health Services Facilities)	0.050	[3]	02/15/2031	20,000,000
140,000	NYS DA (Miriam Osborn Memorial Home Assoc.)	5.000		07/01/2029	148,834
1,360,000	NYS DA (New York Methodist Hospital)	5.250		07/01/2024	1,362,570
1,000,000	NYS DA (North Shore L.I. Jewish Obligated Group)	5.000		05/01/2039	1,084,140
1,500,000	NYS DA (NYU)	5.000		07/01/2037	1,660,830
325,000	NYS DA (Ozanam Hall of Queens Nursing Home)	5.000		11/01/2026	318,243
20,000,000	NYS DA (Personal Income Tax)[5]	5.000		03/15/2037	21,801,000
340,000	NYS DA (Providence Rest)	5.250		07/01/2025	341,778
1,990,000	NYS DA (Providence Rest)	5.000		07/01/2035	1,939,494

7 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New York (Continued)
$3,525,000	NYS DA (Providence Rest)	5.125%		07/01/2030	$3,528,913
300,000	NYS DA (Rochester Institute of Technology)	5.000		07/01/2040	333,624
250,000	NYS DA (School District Bond Financing Program), Series C	7.250		10/01/2028	304,843
360,000	NYS DA (School District Bond Financing Program), Series C	7.375		10/01/2033	436,856
200,000	NYS DA (School District Bond Financing Program), Series C	7.500		04/01/2039	243,710
1,955,000	NYS DA (St. John’s University)	5.000		07/01/2030	2,163,168
50,000	NYS DA (St. John’s University)	5.000		07/01/2028	55,768
200,000	NYS DA (St. John’s University)	5.000		07/01/2027	224,566
500,000	NYS DA (St. Joseph’s College)	5.250		07/01/2035	526,380
19,100,000	NYS DA (St. Mary’s Hospital for Children)	7.875		11/15/2041	20,510,726
20,000,000	NYS DA (State Personal Income Tax Authority)[5]	5.750		03/15/2036	23,133,966
1,000,000	NYS DA (State University Educational Facilities)	5.000		05/15/2030	1,132,950
560,000	NYS DA (The Bronx-Lebanon Hospital Center)	6.250		02/15/2035	626,472
1,000,000	NYS DA (The New School)	5.000		07/01/2031	1,092,120
5,435,000	NYS DA (Yeshiva University)	5.000		09/01/2038	5,439,511
1,760,000	NYS DA (Yeshiva University)	5.000		11/01/2031	1,768,360
2,040,000	NYS DA (Yeshiva University)	5.125		07/01/2029	2,039,959
20,000	NYS HFA (Affordable Hsg.)	5.450		11/01/2040	21,036
2,000,000	NYS Liberty Devel. Corp. (4 World Trade Center)	5.000		11/15/2031	2,192,760
5,000,000	NYS Liberty Devel. Corp. (4 World Trade Center)	5.750		11/15/2051	5,633,700
1,350,000	NYS Thruway Authority	5.000		01/01/2032	1,500,957
10,175,000	NYS Thruway Authority	5.000		01/01/2037	11,135,825
2,330,000	NYS UDC (State Personal Income Tax Authority)	5.000		03/15/2037	2,539,817
55,000	Onondaga County, NY IDA (Salina Free Library)	5.500		12/01/2022	55,614
2,250,000	Onondaga County, NY Trust Cultural Resource Revenue (Syracuse University)	5.000		12/01/2036	2,478,848
1,810,000	Onondaga, NY Civic Devel. Corp. (Le Moyne College)	5.375		07/01/2040	1,913,460
1,615,000	Onondaga, NY Civic Devel. Corp. (Le Moyne College)	5.200		07/01/2029	1,713,531
535,000	Onondaga, NY Civic Devel. Corp. (Upstate Properties)	5.250		12/01/2041	574,884
5,000,000	Port Authority NY/NJ, 166th Series	5.250		07/15/2036	5,627,300
2,625,000	Rensselaer County, NY Tobacco Asset Securitization Corp.	5.625		06/01/2035	2,620,065
2,000,000	Rensselaer County, NY Tobacco Asset Securitization Corp.	5.750		06/01/2043	2,000,000
415,000	Rensselaer County, NY Water Service Sewer Authority	5.350		09/01/2047	430,181
6,810,000	Rensselaer, NY City School District COP	5.000		06/01/2026	6,884,433
1,200,000	Rensselaer, NY City School District COP	5.000		06/01/2036	1,212,744
50,000,000	Rockland County, NY Tobacco Asset Securitization Corp.	6.601	[4]	08/15/2060	197,500
2,715,000	Rockland County, NY Tobacco Asset Securitization Corp.	5.625		08/15/2035	2,715,027
53,000,000	Rockland County, NY Tobacco Asset Securitization Corp.	6.637	[4]	08/15/2050	1,166,000

8 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New York (Continued)
$3,150,000	Rockland County, NY Tobacco Asset Securitization Corp.	5.750%		08/15/2043	$3,149,717
101,000,000	Rockland County, NY Tobacco Asset Securitization Corp.	6.252	[4]	08/15/2045	3,778,410
230,000	Saratoga County, NY IDA (Saratoga Hospital/Saratoga Care/Saratoga Care Family Health Centers)	5.125		12/01/2027	240,805
1,000,000	Schenectady, NY Metroplex Devel. Authority	5.500		08/01/2033	1,133,250
105,000	Seneca County, NY IDA (New York Chiropractic College)	5.000		10/01/2027	108,946
45,000	Sodus Village, NY GO	5.000		05/15/2033	47,024
45,000	Sodus Village, NY GO	5.000		05/15/2034	47,024
45,000	Sodus Village, NY GO	5.000		05/15/2035	46,948
45,000	Sodus Village, NY GO	5.000		05/15/2032	47,049
45,000	Sodus Village, NY GO	5.000		05/15/2036	46,898
45,000	Sodus Village, NY GO	5.000		05/15/2037	46,873
240,000	St. Lawrence County, NY IDA (Clarkson University)	5.000		09/01/2041	258,084
100,000	St. Lawrence County, NY IDA (Clarkson University)	6.000		09/01/2034	116,518
225,000	St. Lawrence County, NY IDA (St. Lawrence University)	5.000		07/01/2030	250,774
230,000	St. Lawrence County, NY IDA (St. Lawrence University)	5.000		07/01/2031	255,093
815,000	St. Lawrence County, NY IDA (St. Lawrence University)	5.000		07/01/2032	900,135
2,050,000	Suffolk County, NY Economic Devel. Corp. (Catholic Health Services)	5.000		07/01/2028	2,217,034
1,000,000	Suffolk County, NY Economic Devel. Corp. (Peconic Landing at Southold)	6.000		12/01/2040	1,092,100
615,000	Suffolk County, NY Economic Devel. Corp., Series A	7.375		12/01/2040	637,534
95,000	Suffolk County, NY IDA (ALIA-Adelante)	6.500		11/01/2037	95,210
390,000	Suffolk County, NY IDA (ALIA-UVBH)	6.500		11/01/2037	390,862
8,515,000	Suffolk County, NY IDA (Dowling College)	5.000		06/01/2036	7,793,865
125,000	Suffolk County, NY IDA (Dowling College)	6.700		12/01/2020	125,108
285,000	Suffolk County, NY IDA (Easter Long Island Hospital Assoc.)	5.375		01/01/2027	286,818
620,000	Suffolk County, NY IDA (Nassau-Suffolk Services for Autism)	6.750		11/01/2036	629,585
5,985,000	Suffolk County, NY IDA (Pederson-Krager Center)	7.000		11/01/2035	4,971,560
505,000	Suffolk County, NY IDA (Pederson-Krager Center)	7.200		02/01/2035	430,154
185,000	Suffolk County, NY IDA (Southampton Hospital Assoc.)	7.250		01/01/2020	185,152
150,000	Suffolk County, NY IDA (Special Needs Facilities Pooled Program)[2]	5.250		07/01/2022	145,242
750,000	Suffolk County, NY Tobacco Asset Securitization Corp.	5.000		06/01/2032	785,663
700,000	Suffolk County, NY Tobacco Asset Securitization Corp.	5.250		06/01/2037	734,860
15,750,000	Suffolk, NY Tobacco Asset Securitization Corp.	8.000	[4]	06/01/2048	433,755
1,500,000	Suffolk, NY Tobacco Asset Securitization Corp.	6.000		06/01/2048	1,280,895

9 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New York (Continued)
$7,155,000	Suffolk, NY Tobacco Asset Securitization Corp.	5.375%		06/01/2028	$7,013,975
6,350,000	Suffolk, NY Tobacco Asset Securitization Corp.	6.625		06/01/2044	6,129,719
150,000	Syracuse, NY IDA (Jewish Home of Central New York)	7.375		03/01/2021	149,976
2,785,000	Tompkins County, NY Devel. Corp. (Tompkins Cortland Community College Foundation)	5.000		07/01/2038	2,844,738
6,100,000	Troy, NY Capital Resource Corp. (Rensselaer Polytechnic Institute)	5.000		09/01/2030	6,651,196
10,000,000	Troy, NY Capital Resource Corp. (Rensselaer Polytechnic Institute)	5.125		09/01/2040	10,742,000
1,000,000	Ulster County, NY IDA (Kingston Regional Senior Living Corp.)	6.000		09/15/2042	812,070
60,000	Voorheesville, NY GO	5.000		02/15/2037	62,366
40,000	Voorheesville, NY GO	5.000		02/15/2028	41,976
60,000	Voorheesville, NY GO	5.000		02/15/2036	62,397
50,000	Voorheesville, NY GO	5.000		02/15/2032	52,151
45,000	Voorheesville, NY GO	5.000		02/15/2031	46,970
50,000	Voorheesville, NY GO	5.000		02/15/2033	52,125
30,000	Voorheesville, NY GO	5.000		02/15/2023	31,790
55,000	Voorheesville, NY GO	5.000		02/15/2034	57,338
45,000	Voorheesville, NY GO	5.000		02/15/2030	47,097
35,000	Voorheesville, NY GO	5.000		02/15/2025	36,877
35,000	Voorheesville, NY GO	5.000		02/15/2024	36,955
35,000	Voorheesville, NY GO	5.000		02/15/2026	36,824
40,000	Voorheesville, NY GO	5.000		02/15/2029	41,926
40,000	Voorheesville, NY GO	5.000		02/15/2027	42,015
55,000	Voorheesville, NY GO	5.000		02/15/2035	57,253
4,410,000	Westchester County, NY Healthcare Corp., Series A	5.000		11/01/2030	4,716,671
3,000,000	Westchester County, NY Healthcare Corp., Series B	6.125		11/01/2037	3,389,310
90,000	Westchester County, NY Healthcare Corp., Series C-2	6.125		11/01/2037	101,679
3,315,758	Westchester County, NY IDA (EBC White Plains)	8.000	[3]	11/01/2043	3,632,711
3,320,742	Westchester County, NY IDA (EBC White Plains)	8.000	[3]	11/01/2043	3,638,172
3,320,742	Westchester County, NY IDA (EBC White Plains)	8.000	[3]	11/01/2043	3,638,172
2,485,000	Westchester County, NY IDA (Engel Burman at Armonk)	6.500	[3]	11/01/2045	2,534,501
2,485,000	Westchester County, NY IDA (Engel Burman at Armonk)	6.500	[3]	11/01/2045	2,534,501
2,530,000	Westchester County, NY IDA (Engel Burman at Armonk)	6.500	[3]	11/01/2045	2,580,398
230,000	Westchester County, NY IDA (Guiding Eyes for the Blind)	5.375		08/01/2024	234,959
515,000	Westchester County, NY IDA (Schnurmacher Center)	6.500		11/01/2033	532,618
300,000	Westchester County, NY Tobacco Asset Securitization Corp.	5.000		06/01/2026	297,069
10,790,000	Westchester County, NY Tobacco Asset Securitization Corp.	5.125		06/01/2045	8,761,912

10 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New York (Continued)
$790,000	Yates County, NY IDA (Soldiers & Sailors Memorial Hospital)	6.000%		02/01/2041	$820,534
4,000,000	Yonkers, NY IDA (Sarah Lawrence College)	6.000		06/01/2041	4,392,280
950,000	Yonkers, NY IDA (Sarah Lawrence College)	6.000		06/01/2029	1,056,676
200,000	Yonkers, NY IDA (St. Joseph’s Hospital), Series 98-B	6.150		03/01/2015	200,064

					1,022,323,145

U.S. Possessions—20.1%
1,200,000	Guam Government Business Privilege	5.000		01/01/2031	1,262,424
2,525,000	Guam Government Waterworks Authority & Wastewater System	5.875		07/01/2035	2,554,972
210,000	Guam Power Authority, Series A	5.000		10/01/2023	244,623
470,000	Guam Power Authority, Series A	5.000		10/01/2030	522,085
260,000	Guam Power Authority, Series A	5.000		10/01/2024	299,601
1,865,000	Northern Mariana Islands Commonwealth, Series A	5.000		10/01/2022	1,733,219
460,000	Northern Mariana Islands Commonwealth, Series A	5.000		06/01/2017	457,912
945,000	Puerto Rico Aqueduct & Sewer Authority	5.250		07/01/2029	662,880
21,210,000	Puerto Rico Aqueduct & Sewer Authority	6.125		07/01/2024	15,296,652
1,500,000	Puerto Rico Aqueduct & Sewer Authority	5.000		07/01/2033	1,007,220
565,000	Puerto Rico Aqueduct & Sewer Authority	6.000		07/01/2047	382,228
790,000	Puerto Rico Aqueduct & Sewer Authority	6.000		07/01/2044	534,459
6,280,000	Puerto Rico Aqueduct & Sewer Authority	6.000		07/01/2038	4,247,604
19,500,000	Puerto Rico Children’s Trust Fund (TASC)	5.625		05/15/2043	16,991,910
8,555,000	Puerto Rico Children’s Trust Fund (TASC)	5.500		05/15/2039	7,670,584
6,300,000	Puerto Rico Children’s Trust Fund (TASC)	7.593	[4]	05/15/2050	406,854
10,000	Puerto Rico Children’s Trust Fund (TASC)	5.375		05/15/2033	10,101
21,675,000	Puerto Rico Children’s Trust Fund (TASC)	8.161	[4]	05/15/2055	560,515
8,000,000	Puerto Rico Commonwealth GO	5.750		07/01/2036	5,776,800
4,000,000	Puerto Rico Commonwealth GO	5.750		07/01/2041	2,849,000
1,500,000	Puerto Rico Commonwealth GO	5.625		07/01/2033	1,071,675
2,500,000	Puerto Rico Commonwealth GO	5.375		07/01/2033	1,755,350
485,000	Puerto Rico Commonwealth GO	5.500		07/01/2018	439,846
6,000,000	Puerto Rico Commonwealth GO	5.250		07/01/2030	4,319,580
1,225,000	Puerto Rico Commonwealth GO	5.125		07/01/2031	867,006
4,595,000	Puerto Rico Commonwealth GO	5.250		07/01/2031	3,303,713
1,980,000	Puerto Rico Commonwealth GO	5.250		07/01/2032	1,409,146
31,225,000	Puerto Rico Commonwealth GO	5.500		07/01/2032	21,934,626
3,120,000	Puerto Rico Commonwealth GO	5.125		07/01/2028	2,261,220
75,000	Puerto Rico Commonwealth GO	5.000		07/01/2024	60,690
2,000,000	Puerto Rico Commonwealth GO	5.000		07/01/2020	1,636,740
2,000,000	Puerto Rico Electric Power Authority, Series A	5.000		07/01/2042	886,600
8,425,000	Puerto Rico Electric Power Authority, Series A	5.000		07/01/2029	3,733,876
5,735,000	Puerto Rico Electric Power Authority, Series AAA	5.250		07/01/2025	2,540,949
3,410,000	Puerto Rico Electric Power Authority, Series AAA	5.250		07/01/2027	1,511,073
3,445,000	Puerto Rico Electric Power Authority, Series AAA	5.250		07/01/2022	1,525,997
5,450,000	Puerto Rico Electric Power Authority, Series AAA	5.250		07/01/2024	2,414,568
5,000,000	Puerto Rico Electric Power Authority, Series AAA	5.250		07/01/2030	2,215,950

11 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
U.S. Possessions (Continued)
$2,155,000	Puerto Rico Electric Power Authority, Series AAA	5.250%		07/01/2031	$955,053
5,670,000	Puerto Rico Electric Power Authority, Series AAA	5.250		07/01/2028	2,512,604
1,945,000	Puerto Rico Electric Power Authority, Series AAA	5.250		07/01/2029	861,966
1,000,000	Puerto Rico Electric Power Authority, Series RR	5.000		07/01/2027	691,150
3,750,000	Puerto Rico Electric Power Authority, Series TT	5.000		07/01/2026	1,661,625
3,100,000	Puerto Rico Electric Power Authority, Series TT	5.000		07/01/2025	1,373,548
2,535,000	Puerto Rico Electric Power Authority, Series WW	5.500		07/01/2038	1,123,537
1,685,000	Puerto Rico Electric Power Authority, Series WW	5.000		07/01/2028	746,725
1,825,000	Puerto Rico Electric Power Authority, Series XX	5.250		07/01/2027	808,712
1,000,000	Puerto Rico Highway & Transportation Authority	5.300		07/01/2035	775,260
2,150,000	Puerto Rico Highway & Transportation Authority	5.500		07/01/2030	1,764,247
355,000	Puerto Rico Highway & Transportation Authority	5.000		07/01/2028	117,335
5,000	Puerto Rico Highway & Transportation Authority, Series A	5.000		07/01/2038	1,778
7,405,000	Puerto Rico Highway & Transportation Authority, Series K	5.000		07/01/2030	2,633,070
225,000	Puerto Rico Highway & Transportation Authority, Series N	5.250		07/01/2039	112,711
4,000,000	Puerto Rico Infrastructure	5.000		07/01/2041	2,124,440
15,000,000	Puerto Rico Infrastructure	5.650	[4]	07/01/2029	4,948,500
725,000	Puerto Rico Infrastructure	5.500		07/01/2024	472,910
4,600,000	Puerto Rico Infrastructure	7.460	[4]	07/01/2030	842,950
2,500,000	Puerto Rico Infrastructure (Mepsi Campus)	6.500		10/01/2037	1,509,125
190,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.375		04/01/2042	159,478
200,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000		04/01/2027	180,676
130,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.125		04/01/2032	112,553
1,100,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000		03/01/2036	898,524
855,000	Puerto Rico ITEMECF (Guaynabo Municipal Government Center)	5.625		07/01/2022	634,102
100,000	Puerto Rico ITEMECF (International American University)	5.000		10/01/2031	92,471
4,305,000	Puerto Rico ITEMECF (Polytechnic University)	5.000		08/01/2022	3,815,435
150,000	Puerto Rico ITEMECF (University of the Sacred Heart)	5.000		10/01/2042	122,874
1,000,000	Puerto Rico Public Buildings Authority	7.000		07/01/2021	856,060
3,150,000	Puerto Rico Public Buildings Authority	7.000		07/01/2025	2,577,802
4,200,000	Puerto Rico Public Buildings Authority	5.000		07/01/2032	2,862,846
810,000	Puerto Rico Public Buildings Authority	5.250		07/01/2029	566,206
4,795,000	Puerto Rico Public Buildings Authority	5.625		07/01/2039	3,356,836
235,000	Puerto Rico Public Buildings Authority	6.000		07/01/2041	169,757
1,400,000	Puerto Rico Public Buildings Authority	6.500		07/01/2030	1,069,474
3,500,000	Puerto Rico Public Buildings Authority	6.750		07/01/2036	2,756,635
4,055,000	Puerto Rico Public Finance Corp., Series B	5.500		08/01/2031	2,461,669
38,120,000	Puerto Rico Sales Tax Financing Corp., Series A	7.538	[4]	08/01/2036	6,088,908
5,000,000	Puerto Rico Sales Tax Financing Corp., Series A	6.500		08/01/2044	4,310,900
14,995,000	Puerto Rico Sales Tax Financing Corp., Series A5	5.250		08/01/2057	12,821,950
410,000	Puerto Rico Sales Tax Financing Corp., Series A	5.000		08/01/2043	297,611
91,665,000	Puerto Rico Sales Tax Financing Corp., Series A	6.580	[4]	08/01/2054	6,580,630
27,615,000	Puerto Rico Sales Tax Financing Corp., Series A	6.130	[4]	08/01/2043	4,130,652

12 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
U.S. Possessions (Continued)
$25,000,000	Puerto Rico Sales Tax Financing Corp., Series A	6.100%[4]		08/01/2044	$3,503,000
19,000,000	Puerto Rico Sales Tax Financing Corp., Series A	5.950	[4]	08/01/2056	1,125,180
13,000,000	Puerto Rico Sales Tax Financing Corp., Series C	5.750		08/01/2057	12,105,340
5,000,000	Puerto Rico Sales Tax Financing Corp., Series C	5.000		08/01/2040	4,286,150
26,550,000	Puerto Rico Sales Tax Financing Corp., Series C	5.548	[4]	08/01/2038	3,591,684
7,450,000	Puerto Rico Sales Tax Financing Corp., Series C	6.500		08/01/2035	6,717,143
685,000	Puerto Rico Sales Tax Financing Corp., Series C	5.250		08/01/2041	521,484
770,000	Puerto Rico Sales Tax Financing Corp., Series C	0.000	[8]	08/01/2032	618,995
1,000,000	University of Puerto Rico	5.000		06/01/2025	626,550
5,925,000	University of Puerto Rico, Series Q	5.000		06/01/2030	3,563,117
1,700,000	University of Puerto Rico, Series Q	5.000		06/01/2036	991,644

					237,971,830

Total Municipal Bonds and Notes (Cost $1,382,177,342)					1,260,294,975

Shares
Common Stock—0.9%
3,100 CMS Liquidating Trust[6,7] (Cost $9,920,000)	10,701,200
Total Investments, at Value (Cost $1,392,097,342)—107.2%	1,270,996,175
Net Other Assets (Liabilities)—(7.2)	(85,689,090)

Net Assets—100.0%	$1,185,307,085

Footnotes to Statement of Investments

1.	This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.
2.	All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after June 30, 2014. See accompanying Notes.
3.	Represents the current interest rate for a variable or increasing rate security.
4.	Zero coupon bond reflects effective yield on the date of purchase.
5.	Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See accompanying Notes.
6.	Non-income producing security.
7.	Received as a result of a corporate action.
8.	Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

To simplify the listings of securities, abbreviations are used per the table below:

ACDS	Assoc. for Children with Down Syndrome
ALIA	Alliance of Long Island Agencies
AP	Advantage Planning
CCRC	Continuing Care Retirement Center
COP	Certificates of Participation
DA	Dormitory Authority
DRIVERS	Derivative Inverse Tax Exempt Receipts
EBC	Engel Berman Corp.
FIT	Fashion Institute of Technology
GO	General Obligation

13 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Abbreviations: Continued

HAII	Homes Anew II, Inc.
HDC	Housing Devel. Corp.
HFA	Housing Finance Agency
IDA	Industrial Devel. Agency
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
L.I.	Long Island
LIFERS	Long Inverse Floating Exempt Receipts
LIJMC	Long Island Jewish Medical Center
MTA	Metropolitan Transportation Authority
NSUH	North Shore University Hospital
NSUHGC	North Shore University Hospital at Glen Cove
NY/NJ	New York/New Jersey
NYC	New York City
NYS	New York State
NYU	New York University
PSCH	Professional Service Centers for the Handicapped, Inc.
ROLs	Reset Option Longs
TASC	Tobacco Settlement Asset-Backed Bonds
TFABs	Tobacco Flexible Amortization Bonds
UDC	Urban Development Corporation
UVBH	United Veteran’s Beacon House
YMCA	Young Men’s Christian Assoc.

14 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

NOTES TO

STATEMENT OF INVESTMENTS    June 30, 2014    Unaudited

Oppenheimer Rochester AMT-Free New York Municipal Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a broker dealer (the “sponsor”). The sponsor creates a trust (the “Trust”) into which it deposits the underlying municipal bond. The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust (typically an affiliate of the sponsor) must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

15 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS    Unaudited / Continued

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund may have the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Similarly, the Fund may have the right to directly purchase the underlying municipal bond from the Trust by paying to the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. Through the exercise of either of these rights, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain

16 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS    Unaudited / Continued

adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. As of June 30, 2014, the Fund’s maximum exposure under such agreements is estimated at $68,820,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a sponsor for deposit into a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At June 30, 2014, municipal bond holdings with a value of $214,938,915 shown on the Fund’s Statement of Investments

17 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS    Unaudited / Continued

are held by such Trusts and serve as the underlying municipal bonds for the related $116,730,000 in short-term floating rate securities issued and outstanding at that date.

At June 30, 2014, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$5,000,000	Monroe County, NY Industrial Devel. Corp. (Unity Hospital Rochester) ROLs[3]	10.203%	8/15/40	$6,492,200
2,240,000	Monroe County, NY Industrial Devel. Corp. (Unity Hospital Rochester) ROLs[3]	10.699	8/15/35	3,128,182
10,000,000	NY Liberty Devel. Corp. (Bank of America Tower at One Bryant Park) ROLs[3]	10.756	1/15/46	12,033,800
10,000,000	NY Utility Debt Securitization Authority ROLs[3]	9.539	12/15/41	12,578,000
6,670,000	NYC GO DRIVERS	15.553	11/15/31	9,812,771
3,750,000	NYC GO LIFERS	21.249	4/1/36	5,869,650
2,750,000	NYC GO ROLs[3]	18.705	3/1/26	4,443,010
4,160,000	NYC Municipal Water Finance Authority ROLs[3]	21.811	6/15/37	4,870,986
10,000,000	NYC Transitional Finance Authority ROLs[3]	9.549	1/15/34	12,048,400
10,000,000	NYS DA (Personal Income Tax) DRIVERS	9.363	3/15/37	11,801,000
6,670,000	NYS DA (State Personal Income Tax Authority)	15.932	3/15/36	9,803,966
7,500,000	Puerto Rico Sales Tax Financing Corp. LIFERS[3]	8.696	8/1/57	5,326,950

				$98,208,915

1.	For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.
2.	Represents the current interest rate for the inverse floating rate security.
3.	Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $116,730,000 as of June 30, 2014.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for

18 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS    Unaudited / Continued

immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of June 30, 2014, the Fund had sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Sold securities	$935,650

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of June 30, 2014 is as follows:

Cost	$7,179,237
Market Value	$4,261,913
Market value as % of Net Assets	0.36%

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

19 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS    Unaudited / Continued

Securities Valuation (Continued)

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

20 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS    Unaudited / Continued

Securities Valuation (Continued)

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

21 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS    Unaudited / Continued

Securities Valuation (Continued)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of June 30, 2014 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
New York	$—	$1,018,948,248	$3,374,897	$1,022,323,145
U.S. Possessions	—	237,971,830	—	237,971,830
Common Stock	—	—	10,701,200	10,701,200

Total Assets	$—	$1,256,920,078	$14,076,097	$1,270,996,175

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2014 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$1,276,158,010 [1]

Gross unrealized appreciation	$51,810,838
Gross unrealized depreciation	(173,263,898)

Net unrealized depreciation	$(121,453,060)

1.	The Federal tax cost of securities does not include cost of $116,291,225, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.

22 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 6/30/2014, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester AMT - Free New York Municipal Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	8/8/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	8/8/2014

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	8/8/2014